Commitments and Contingencies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 12, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 23, 2021
Commitments and Contingencies (Details) [Line Items]
Total consideration (in Dollars)			$ 114,000,000,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares of common stock		2,000,000	2,000,000		18,348
Founder shares percentage		50.00%	50.00%
Common stock equals or exceeds per shares (in Dollars per share)		$ 12.5	$ 12.5
Underwriters sales (in Dollars)		$ 100	$ 100
Option to purchase share		300,000	300,000
Option to purchase (in Dollars per share)		$ 11.5	$ 11.5
Expired term		5 years	5 years
Option units		300,000	300,000
Common stock shares		300,000	300,000
Warrants purchased		300,000	300,000
Registration rights description		Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement.	Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement.
Cash payment (in Dollars)	$ 100
Total consideration (in Dollars)		$ 114,000,000,000,000
Business combination remaining percentage		50.00%
Cash payment (in Dollars)	$ 100
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Exercised shares		344,035	344,035
First Milestone Event [Member]
Commitments and Contingencies (Details) [Line Items]
Management earnout shares		500,000	500,000
Second Milestone Event [Member]
Commitments and Contingencies (Details) [Line Items]
Management earnout shares		650,000	650,000
Third Milestone Event [Member]
Commitments and Contingencies (Details) [Line Items]
Management earnout shares		850,000	850,000